Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.3%
Americanas SA	988,143	$4,179,162
Atacadao SA	1,439,797	5,862,131
B3 SA - Brasil, Bolsa, Balcao	7,202,901	19,354,041
Banco do Brasil SA	1,750,729	13,489,957
Banco Santander Brasil SA	1,836,477	12,964,367
Cosan SA	3,369,721	15,322,231
Energisa SA	757,082	7,076,113
Localiza Rent a Car SA	1,775,745	21,491,800
Lojas Renner SA	1,847,462	10,340,236
Natura & Co. Holding SA	2,130,815	7,384,356
Petro Rio SA(a)	998,842	5,882,650
Rumo SA	2,026,779	7,539,837
Telefonica Brasil SA	1,109,965	11,922,802
Ultrapar Participacoes SA	3,129,817	9,463,440
Vibra Energia SA	1,325,563	5,422,130
WEG SA	893,665	4,770,551
		162,465,804
Chile — 0.4%
Banco de Chile	46,407,358	4,830,426
Enel Americas SA	147,565,279	15,974,161
		20,804,587
China — 29.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,701,300	5,494,921
3SBio Inc.(a)(b)	6,723,500	4,995,158
AAC Technologies Holdings Inc.(c)	2,695,000	5,861,572
Agricultural Bank of China Ltd., Class H	17,897,000	6,815,160
Alibaba Group Holding Ltd.(a)	10,864,668	130,487,127
Alibaba Health Information Technology Ltd.(a)	12,304,000	6,267,301
Aluminum Corp. of China Ltd., Class H(a)	11,128,000	5,076,746
Baidu Inc., ADR(a)	181,039	25,408,824
Bank of China Ltd., Class H	33,834,000	13,525,861
Bank of Ningbo Co. Ltd., Class A	990,900	4,861,355
BeiGene Ltd., ADR(a)(c)	35,107	4,817,383
Bosideng International Holdings Ltd.	8,848,000	4,701,825
BYD Co. Ltd., Class A	191,655	8,464,527
BYD Co. Ltd., Class H	620,000	22,035,621
CanSino Biologics Inc., Class H(a)(b)	510,600	5,142,236
China Construction Bank Corp., Class A	8,061,100	7,217,057
China Construction Bank Corp., Class H	79,271,000	58,764,841
China Eastern Airlines Corp. Ltd., Class A(a)	6,892,435	4,965,264
China Galaxy Securities Co. Ltd., Class A	3,611,000	4,773,137
China International Capital Corp. Ltd., Class A	839,013	4,822,998
China Lesso Group Holdings Ltd.	7,214,000	9,262,704
China Medical System Holdings Ltd.	6,993,000	10,333,343
China Mengniu Dairy Co. Ltd.	1,867,000	9,559,036
China Merchants Bank Co. Ltd., Class A	1,670,040	9,893,105
China Merchants Bank Co. Ltd., Class H	3,539,500	22,387,252
China Molybdenum Co. Ltd., Class A	14,345,300	10,196,675
China Molybdenum Co. Ltd., Class H	11,787,000	5,767,466
China Overseas Land & Investment Ltd.	1,800,500	5,231,344
China Resources Beer Holdings Co. Ltd.	812,000	5,080,691
China Resources Gas Group Ltd.	1,466,000	6,133,622
China Resources Land Ltd.	3,546,000	15,782,240
China Resources Mixc Lifestyle Services Ltd.(b)	922,000	4,544,149
China Suntien Green Energy Corp. Ltd., Class H	15,089,000	8,791,652
China Three Gorges Renewables Group Co. Ltd., Class A	5,062,700	4,698,582
Security	Shares	Value

China (continued)
China Vanke Co. Ltd., Class H	2,595,700	$5,735,376
CIFI Ever Sunshine Services Group Ltd.	3,900,000	4,518,756
CIFI Holdings Group Co. Ltd.	12,744,000	5,537,904
Contemporary Amperex Technology Co. Ltd., Class A	160,103	9,748,036
Country Garden Services Holdings Co. Ltd.	2,382,000	9,418,962
CSC Financial Co. Ltd., Class A	1,402,700	4,702,987
CSPC Pharmaceutical Group Ltd.	11,693,520	12,494,231
ENN Energy Holdings Ltd.	846,700	12,954,537
Far East Horizon Ltd.	7,483,000	6,636,976
Fosun International Ltd.	20,728,500	21,017,572
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,032,000	4,991,562
Ganfeng Lithium Co. Ltd., Class A	361,550	6,420,707
Geely Automobile Holdings Ltd.	3,014,000	5,752,724
Genscript Biotech Corp.(a)	1,716,000	5,077,896
Great Wall Motor Co. Ltd., Class H	2,935,000	5,275,187
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,181,200	5,476,465
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	391,197	4,437,336
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,700,000	4,856,928
Hopson Development Holdings Ltd.(c)	2,790,340	4,545,565
Huatai Securities Co. Ltd., Class A	6,182,202	12,304,103
Huatai Securities Co. Ltd., Class H(b)	3,549,400	4,967,656
Hygeia Healthcare Holdings Co. Ltd.(b)	983,000	5,455,404
Industrial & Commercial Bank of China Ltd., Class H	24,154,000	14,463,907
Industrial Bank Co. Ltd., Class A	2,465,268	7,242,960
JD Health International Inc.(a)(b)	1,820,750	11,556,837
JD.com Inc., Class A	1,192,928	33,509,778
Jinxin Fertility Group Ltd.(a)(b)	6,857,500	5,379,840
Jiumaojiu International Holdings Ltd.(b)	2,139,000	5,013,651
Kingdee International Software Group Co. Ltd.(a)	5,707,000	11,238,654
Kuaishou Technology(a)(b)	966,100	9,356,662
Lenovo Group Ltd.	14,188,000	13,979,554
Li Auto Inc., ADR(a)	663,423	16,632,015
Li Ning Co. Ltd.	1,223,000	9,542,058
Logan Group Co. Ltd.(d)	14,050,000	3,708,017
Longfor Group Holdings Ltd.(b)	1,590,500	7,914,652
LONGi Green Energy Technology Co. Ltd., Class A	570,320	6,718,015
Meituan, Class B(a)(b)	3,280,300	76,972,573
Microport Scientific Corp.	2,447,700	4,847,777
Ming Yang Smart Energy Group Ltd., Class A	1,256,500	4,790,342
Ming Yuan Cloud Group Holdings Ltd.	3,717,000	4,587,808
MMG Ltd.(a)	19,204,000	8,138,101
NetEase Inc.	1,709,170	35,745,440
NIO Inc., ADR(a)(c)	948,923	16,501,771
Orient Securities Co. Ltd., Class A	4,908,088	6,839,224
PetroChina Co. Ltd., Class H	14,826,000	7,954,106
Pinduoduo Inc., ADR(a)	214,242	10,787,085
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,923,400	5,172,198
Ping An Insurance Group Co. of China Ltd., Class A	718,063	4,742,315
Ping An Insurance Group Co. of China Ltd., Class H	4,401,000	28,178,843
Pop Mart International Group Ltd.(b)	1,133,600	4,369,890
Postal Savings Bank of China Co. Ltd., Class A	11,258,700	8,857,026
Postal Savings Bank of China Co. Ltd., Class H(b)	6,827,000	5,070,606
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,370,400	4,848,301
Shanghai Electric Group Co. Ltd., Class A	7,771,200	4,728,004
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	859,815	5,635,546
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,662,300	4,482,271

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,641,300	$5,928,679
Shenzhen Inovance Technology Co. Ltd., Class A	521,572	4,766,166
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	102,900	4,646,631
Shenzhou International Group Holdings Ltd.	346,100	4,751,549
Sinopharm Group Co. Ltd., Class H	1,965,200	4,860,790
Sungrow Power Supply Co. Ltd., Class A	684,767	8,179,573
Sunny Optical Technology Group Co. Ltd.	1,068,900	16,869,101
TCL Technology Group Corp., Class A	7,245,895	4,916,965
Tencent Holdings Ltd.	4,328,000	197,869,077
Tongcheng Travel Holdings Ltd.(a)	3,660,400	7,017,860
Topchoice Medical Corp., Class A(a)	245,909	5,137,398
Trip.com Group Ltd., ADR(a)	220,328	4,860,436
Unisplendour Corp. Ltd., Class A	2,403,140	6,393,008
Vipshop Holdings Ltd., ADR(a)(c)	623,565	5,799,154
Wharf Holdings Ltd. (The)	1,585,000	5,299,818
WuXi AppTec Co. Ltd., Class A	391,789	5,575,776
WuXi AppTec Co. Ltd., Class H(b)	829,680	10,254,088
Wuxi Biologics Cayman Inc., New(a)(b)	3,768,000	27,862,884
Xiaomi Corp., Class B(a)(b)	3,274,000	5,052,385
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,900,200	5,349,558
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,023,136	4,945,361
Xinyi Solar Holdings Ltd.	5,438,000	9,652,448
XPeng Inc., ADR(a)(c)	484,489	11,385,491
Yadea Group Holdings Ltd.(b)	7,278,000	11,815,662
Yum China Holdings Inc.	227,881	10,359,470
Yunnan Baiyao Group Co. Ltd., Class A	645,540	5,448,408
Zhejiang Huayou Cobalt Co. Ltd., Class A	341,300	4,805,911
		1,433,797,119
Colombia — 0.2%
Bancolombia SA	828,412	9,958,523

Czech Republic — 0.2%
Moneta Money Bank AS(b)	2,965,258	9,866,054

Greece — 0.4%
Alpha Services and Holdings SA(a)	4,933,514	5,228,066
OPAP SA	879,448	13,129,498
		18,357,564
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,263,641	16,241,152

India — 12.5%
Adani Green Energy Ltd.(a)	397,349	9,624,700
Adani Total Gas Ltd.	290,217	8,965,670
Asian Paints Ltd.	718,005	26,242,871
Axis Bank Ltd.(a)	2,367,627	20,776,761
Bajaj Finance Ltd.	95,983	7,463,873
Bandhan Bank Ltd.(b)	1,728,907	7,203,724
Bharti Airtel Ltd.(a)	1,356,149	12,190,661
Colgate-Palmolive India Ltd.	781,139	16,324,076
Eicher Motors Ltd.	335,474	11,956,913
Havells India Ltd.	473,229	7,291,678
HCL Technologies Ltd.	1,285,165	17,138,458
Hero MotoCorp Ltd.	229,995	8,165,190
Hindalco Industries Ltd.	2,469,763	13,430,243
Hindustan Unilever Ltd.	790,257	23,792,810
Housing Development Finance Corp. Ltd.	1,433,366	42,193,648
Security	Shares	Value

India (continued)
ICICI Bank Ltd.	3,642,358	$35,077,187
ICICI Prudential Life Insurance Co. Ltd.(b)	721,360	4,846,465
Info Edge India Ltd.	182,268	9,733,681
Infosys Ltd.	2,419,874	46,696,253
Kotak Mahindra Bank Ltd.	782,786	18,461,255
Mahindra & Mahindra Ltd.	486,971	6,443,311
Mahindra & Mahindra Ltd., GDR	941,511	12,243,303
Marico Ltd.	3,315,115	22,697,921
Mphasis Ltd.	157,763	5,250,667
Nestle India Ltd.	80,794	18,348,609
Piramal Enterprises Ltd.	446,955	10,854,036
Power Grid Corp. of India Ltd.	3,821,784	11,414,407
Reliance Industries Ltd.	1,892,381	63,751,400
Reliance Industries Ltd., GDR(b)	75,207	5,059,884
Shriram Transport Finance Co. Ltd.	369,573	5,564,474
State Bank of India	1,694,773	10,136,124
Tata Consultancy Services Ltd.	988,272	42,616,017
Tata Consumer Products Ltd.	793,813	7,733,578
Tata Elxsi Ltd.	50,296	5,429,626
Tata Motors Ltd.(a)	4,288	24,406
Tata Steel Ltd.	320,198	4,353,856
Tech Mahindra Ltd.	596,181	9,013,786
Titan Co. Ltd.	170,132	4,835,672
United Spirits Ltd.(a)	587,081	6,095,353
UPL Ltd.	671,611	6,726,225
Wipro Ltd.	796,431	4,840,129
Zomato Ltd.(a)	5,598,990	5,355,228
		616,364,129
Indonesia — 1.9%
Aneka Tambang Tbk	27,683,300	4,765,454
Bank Central Asia Tbk PT	46,881,000	24,804,787
Bank Negara Indonesia Persero Tbk PT	7,850,300	4,939,751
Kalbe Farma Tbk PT	163,525,800	18,777,448
Merdeka Copper Gold Tbk PT(a)	16,371,700	6,119,317
Telkom Indonesia Persero Tbk PT	78,800,300	23,264,339
Unilever Indonesia Tbk PT	28,240,300	9,148,720
		91,819,816
Kuwait — 0.5%
Kuwait Finance House KSCP	8,257,493	24,215,058

Malaysia — 2.5%
Axiata Group Bhd	6,423,400	4,708,528
Hartalega Holdings Bhd	4,802,400	4,606,619
Kuala Lumpur Kepong Bhd	1,089,700	6,361,250
Malayan Banking Bhd	7,694,900	15,980,635
Maxis Bhd	11,365,800	9,839,792
Nestle Malaysia Bhd	560,700	17,262,158
Petronas Dagangan Bhd	3,791,600	19,541,087
Press Metal Aluminium Holdings Bhd	4,008,300	5,071,596
Public Bank Bhd	21,152,800	22,848,652
RHB Bank Bhd	7,048,600	9,765,060
Sime Darby Plantation Bhd	4,329,300	4,964,944
		120,950,321
Mexico — 1.9%
Arca Continental SAB de CV	2,116,700	14,389,537
Cemex SAB de CV, NVS(a)	10,570,500	4,973,595
Coca-Cola Femsa SAB de CV	838,300	5,021,579
Fomento Economico Mexicano SAB de CV	3,235,200	24,235,438
Grupo Aeroportuario del Sureste SAB de CV, Class B	255,635	5,584,729

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	3,212,200	$20,824,908
Industrias Penoles SAB de CV	415,090	4,881,613
Wal-Mart de Mexico SAB de CV	3,726,800	13,780,099
		93,691,498
Peru — 0.2%
Credicorp Ltd.	90,789	12,744,960

Philippines — 0.2%
Globe Telecom Inc.	99,350	4,594,383
GT Capital Holdings Inc.	473,820	4,544,873
		9,139,256
Poland — 0.5%
Allegro.eu SA (a)(b)(c)	867,864	5,086,329
Bank Polska Kasa Opieki SA	223,706	4,882,419
KGHM Polska Miedz SA	256,215	8,727,158
Polski Koncern Naftowy ORLEN SA	312,487	5,393,557
		24,089,463
Qatar — 1.0%
Qatar Fuel QSC	474,481	2,234,533
Qatar National Bank QPSC	7,641,903	45,046,332
		47,280,865
Romania — 0.1%
NEPI Rockcastle S.A	786,131	4,935,257

Russia — 0.0%
Gazprom PJSC(d)	7,224,690	1,151
LUKOIL PJSC(d)	725,046	116
Novatek PJSC, GDR(d)	168,623	1,686
Novolipetsk Steel PJSC(d)	5,130,970	818
PhosAgro PJSC(d)	4,826	—
PhosAgro PJSC, GDR(d)	749,223	7,444
Polymetal International PLC(d)	1,747,485	279
Polyus PJSC(d)	43,646	7
Rosneft Oil Co. PJSC(d)	759,129	121
Sberbank of Russia PJSC(a)(d)	10,004,860	1,594
TCS Group Holding PLC, GDR(a)(d)	124,025	20
Yandex NV(a)(d)	87,150	14
		13,250
Saudi Arabia — 3.8%
Al Rajhi Bank	1,637,391	43,074,118
Almarai Co. JSC	332,811	4,863,603
Bank AlBilad(a)	722,591	9,642,645
Dr Sulaiman Al Habib Medical Services Group Co.	263,639	15,028,348
National Industrialization Co.(a)	946,477	4,628,286
SABIC Agri-Nutrients Co.	176,461	6,911,190
Sahara International Petrochemical Co.	741,218	10,575,182
Saudi Arabian Mining Co.(a)	1,454,954	25,212,130
Saudi Arabian Oil Co.(b)	1,472,728	16,453,087
Saudi Basic Industries Corp.	1,185,059	36,204,673
Saudi National Bank (The)	259,052	5,008,335
Savola Group (The)	918,998	9,216,345
		186,817,942
South Africa — 4.3%
Absa Group Ltd.	928,688	10,909,894
Bidvest Group Ltd. (The)	758,499	10,577,167
Clicks Group Ltd.	416,007	8,096,630
FirstRand Ltd.	1,959,876	9,073,809
Gold Fields Ltd.	1,451,118	13,895,610
Growthpoint Properties Ltd.	5,413,258	4,982,879
Security	Shares	Value

South Africa (continued)
Impala Platinum Holdings Ltd.	1,068,239	$14,564,224
Kumba Iron Ore Ltd.	385,310	14,509,826
MTN Group Ltd.	820,435	8,843,511
MultiChoice Group	732,216	6,262,129
Naspers Ltd., Class N	179,916	19,598,421
Nedbank Group Ltd.	543,192	8,233,951
Old Mutual Ltd.	17,393,576	14,204,544
Sanlam Ltd.	1,999,953	8,625,606
Sasol Ltd.(a)	205,860	5,462,536
Standard Bank Group Ltd.	904,374	10,332,648
Vodacom Group Ltd.	3,767,000	35,373,743
Woolworths Holdings Ltd.	1,988,583	7,076,591
		210,623,719
South Korea — 12.3%
Amorepacific Corp.	38,605	5,085,752
AMOREPACIFIC Group	275,242	10,215,225
CJ CheilJedang Corp.	28,783	9,118,599
Coway Co. Ltd.	193,397	11,128,017
Hana Financial Group Inc.	291,296	11,649,887
HD Hyundai Co. Ltd.	107,859	5,448,745
HMM Co. Ltd.	237,291	6,203,423
Kakao Corp.	288,506	19,704,750
KB Financial Group Inc.	595,151	29,087,095
LG Chem Ltd.	37,563	17,655,716
LG Corp.	1	65
LG Display Co. Ltd.(c)	811,150	11,347,318
LG Electronics Inc.	95,250	8,033,949
LG Household & Health Care Ltd.	8,842	5,221,740
LG Innotek Co. Ltd.	20,532	6,344,953
NAVER Corp.	196,904	45,593,020
NCSoft Corp.	19,545	7,155,517
POSCO Holdings Inc.	103,516	24,061,201
Samsung C&T Corp.	130,379	12,694,810
Samsung Electro-Mechanics Co. Ltd.	42,718	5,307,893
Samsung Electronics Co. Ltd.	3,512,450	190,999,798
Samsung Fire & Marine Insurance Co. Ltd.	64,305	10,301,546
Samsung Life Insurance Co. Ltd.	104,089	5,729,438
Samsung SDI Co. Ltd.	49,236	22,768,695
Samsung SDS Co. Ltd.	40,456	4,837,624
Samsung Securities Co. Ltd.	195,519	6,240,975
Shinhan Financial Group Co. Ltd.	816,719	28,430,946
SK Hynix Inc.	409,668	35,507,249
SK Inc.	79,332	15,828,872
SK Innovation Co. Ltd.(a)	71,326	12,356,846
SK Telecom Co. Ltd.	102,191	4,705,443
Woori Financial Group Inc.	1,403,794	16,907,546
		605,672,653
Taiwan — 16.3%
Acer Inc.	29,795,000	29,676,328
ASE Technology Holding Co. Ltd.	1,589,000	5,657,388
Asustek Computer Inc.	981,000	11,485,556
AU Optronics Corp.	10,570,000	6,491,455
Cathay Financial Holding Co. Ltd.	24,123,110	46,012,656
Chailease Holding Co. Ltd.	901,219	6,934,489
China Steel Corp.	11,474,000	13,639,140
CTBC Financial Holding Co. Ltd.	33,112,000	30,748,799
Delta Electronics Inc.	2,759,000	22,701,599
E Ink Holdings Inc.	686,000	4,797,864
E.Sun Financial Holding Co. Ltd.	28,938,132	30,326,465

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eva Airways Corp.(a)	4,475,000	$5,257,451
Evergreen Marine Corp. Taiwan Ltd.	2,731,000	13,080,425
Far EasTone Telecommunications Co. Ltd.	7,452,000	20,400,899
First Financial Holding Co. Ltd.	34,339,689	32,215,026
Fubon Financial Holding Co. Ltd.	10,856,723	23,806,295
Hon Hai Precision Industry Co. Ltd.	2,400,000	9,305,566
Hotai Motor Co. Ltd.	348,000	7,530,358
MediaTek Inc.	1,128,000	34,879,034
Mega Financial Holding Co. Ltd.	8,858,000	11,767,742
momo.com Inc.	180,000	5,137,381
Taishin Financial Holding Co. Ltd.	39,660,831	24,388,298
Taiwan Semiconductor Manufacturing Co. Ltd.	19,093,000	361,066,292
Unimicron Technology Corp.	828,000	6,077,201
United Microelectronics Corp.	11,450,000	20,176,187
Voltronic Power Technology Corp.	100,000	5,099,053
Yageo Corp.	346,000	4,785,832
Yang Ming Marine Transport Corp.(a)	1,595,000	6,773,583
		800,218,362
Thailand — 2.7%
Advanced Info Service PCL, NVDR	3,178,400	20,155,254
Asset World Corp. PCL, NVDR	33,416,400	4,980,364
Bangkok Dusit Medical Services PCL, NVDR	16,480,500	12,398,149
BTS Group Holdings PCL, NVDR	58,272,500	15,139,158
Energy Absolute PCL, NVDR	2,026,700	5,303,729
Intouch Holdings PCL, NVDR	4,499,000	9,400,307
Krungthai Card PCL, NVDR	2,718,800	4,859,070
Minor International PCL, NVDR(a)	5,987,900	6,116,872
PTT Exploration & Production PCL, NVDR	2,887,000	14,213,928
PTT Public Company Ltd., NVDR	20,835,800	23,201,823
SCB X PCL, NVS	1,479,000	4,883,898
Siam Cement PCL (The), NVDR	1,334,200	14,479,285
		135,131,837
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,321,395	4,952,758
Turkcell Iletisim Hizmetleri AS	5,709,778	6,732,026
		11,684,784
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	8,192,321	22,279,643
Emirates Telecommunications Group Co. PJSC	3,054,558	25,211,019
First Abu Dhabi Bank PJSC	6,692,345	39,097,271
		86,587,933
Total Common Stocks — 96.7%
(Cost: $4,615,040,879)		4,753,471,906
Security	Shares	Value

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	6,695,210	$28,879,615
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,722,722	18,930,829
Gerdau SA, Preference Shares, NVS	1,849,916	11,354,336
Itau Unibanco Holding SA, Preference Shares, NVS	3,351,931	18,450,414
		77,615,194
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares, NVS	101,716	10,864,706

Colombia — 0.3%
Bancolombia SA, Preference Shares, NVS	1,551,229	17,405,036

South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	695,597	34,119,911

Total Preferred Stocks — 2.8%
(Cost: $111,786,443)		140,004,847

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	35,908,562	35,908,562

Total Short-Term Securities — 0.7%
(Cost: $35,893,772)		35,908,562

Total Investments in Securities — 100.2%
(Cost: $4,762,721,094)		4,929,385,315

Liabilities in Excess of Other Assets — (0.2)%		(12,274,355)

Net Assets — 100.0%		$4,917,110,960

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,185,570	$—	$(5,267,522	)(a)	$(16,570)	$7,084	$35,908,562	35,908,562	$740,668	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,140,000	—	(6,140,000	)(a)	—	—	—	—	14,247		—
					$(16,570)	$7,084	$35,908,562		$754,915		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	281	06/17/22	$14,939	$27,282

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$509,459,240	$4,240,291,399	$3,721,267	$4,753,471,906
Preferred Stocks	105,884,936	34,119,911	—	140,004,847
Money Market Funds	35,908,562	—	—	35,908,562
	$651,252,738	$4,274,411,310	$3,721,267	$4,929,385,315
Derivative financial instruments(a)
Assets
Futures Contracts	$27,282	$—	$—	$27,282

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJS	Public Joint Stock Company